Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting
Schedule of details of net revenue by segment

	Thousands of Euros
	2024	2023	2022
Biopharma
Haemoderivatives	6,142,588	5,558,301	5,005,382
Diagnostic
Transfusional medicine	625,217	648,479	640,604
Other diagnostic	19,681	21,790	21,740
Bio supplies	215,664	159,957	146,076
Others	209,232	203,450	250,165
Total	7,212,382	6,591,977	6,063,967